                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06330

Morgan Stanley Limited Duration U.S. Treasury Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: May 31, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration U.S. Treasury Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended May 31, 2004

Total Return for the 12 month period ended May 31, 2004

Limited Duration U.S. Treasury Trust	Lehman Brothers 1–3 Year U.S. Government Bond Index[1]	Lipper Short U.S. Treasury Funds Average[2]
0.18%	0.66%	–0.02%

The Fund's total return figure assumes the reinvestment ofall distributions. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

Market Conditions

The 12-month period ended May 31, 2004, was an unusually volatile time for interest rates. As the reporting period began, interest rates were falling due to the concern expressed by the Federal Open Market Committee (the "Fed") regarding the slight possibility of a deflationary price environment. However, by the end of June it had become apparent to market participants that the Fed's concern was very modest and the economy was picking up momentum. As economic growth accelerated, this resulted in a growing perception among investors that the Fed might have to raise rates sooner than its earlier statements had suggested. As a result, interest rates rose through the summer, with the yield of the benchmark two-year Treasury note rising from just over 1 percent in mid June 2003 to above 2 percent early that September.

After a fairly stable period in late September and early October, market sentiment shifted once again. Market participants began to focus on unemployment figures and continued low inflation, as well as the Fed's statement that the lack of inflationary pressures meant that it was comfortable being "patient" with a low Federal Funds rate "for a considerable period." This confluence of factors resulted in a sustained decline in the yield of the two-year Treasury note, which fell back to 1.5% by mid-March.

During the final 10 weeks of the review period, incoming data suggested a strong increase in both job growth and inflationary pressures. Employment reports for March and April (released in April and May) suggested a return to jobs growth of more than 300,000 per month, a figure consistent with a return to full employment. Moreover, high — and rising — prices for oil and other commodities captured headlines, while measures of expected inflation also indicated a consonant increase in price pressures. Thus, by the end of the review period the yield of the two-year Treasury note had risen to 2.5 percent and appeared to many investors to be headed even higher.

Performance Analysis

Morgan Stanley Limited Duration U.S. Treasury Trust underperformed its primary benchmark, the Lehman Brothers 1–3 Year U.S. Government Bond Index, during the annual review period. The single largest detractor from performance was the portfolio's exposure along the yield curve. The management team chose to implement a "barbell" structure, which entails emphasizing securities with maturities at both the lower and higher ends of the acceptable maturity range while avoiding those in the middle of the range. This approach hindered returns during the period, as bonds in the one- to three-year range — those the barbell strategy avoided — outperformed. The Fund's returns were also hampered by its relative underweighted position in U.S. government agency bonds, which are a component of the Lehman index but are excluded from the Fund's investment universe.

The Fund's outperformance relative to its Lipper peer group was driven largely by its relatively low interest-rate sensitivity. As a result of this defensive position, the Fund generally lagged its peer group during the interim period when interest rates were falling but strongly outperformed during periods such as the final weeks of the period when interest rates were rising.

PORTFOLIO COMPOSITION
U.S. Treasuries	97.9%
Short-Term	2.1

Data as of May 31, 2004. Subject to change daily. All percentages for Portfolio Composition are as a percentage of total investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest all of its net assets in U.S. Treasury securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain an overall duration of the Fund's portfolio of 3 years or less.

U.S. Treasury securities are direct obligations of the U.S. Government and can take the form of bonds, notes or bills. The U.S. Government borrows money from the investor who buys the security. U.S. Treasury securities generally pay interest at regular intervals until they mature, at which point investors get their principal back. U.S. Treasury securities are backed by the "full faith and credit" of the U.S. Government.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment

Average Annual Total Returns — Period Ended May 31, 2004

	(since 08/13/91)
Symbol	LDTRX
1 Year	0.18%	[3]

5 Years	4.07	[3]

10 Years	4.74	[3]

Since Inception	4.75	[3]

Past performance is no guarantee of future results and current performance may be lower or higher than the figures shown. For more up-to-date information, including month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(1)	The Lehman Brothers 1-3 Year U.S. Government Bond Index is a sub-index of the Lehman Brothers Government Bond Index and is comprised of Agency and Treasury securities with maturities of one to three years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Short U.S. Treasury Funds Average tracks the performance of all funds in the Lipper Short U.S. Treasury Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.
(3)	Figure shown assumes reinvestment of all distributions.
‡	Ending value assuming a complete redemption on May 31, 2004.

Morgan Stanley Limited Duration U.S. Treasury Trust

Portfolio of Investments May 31, 2004

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE	VALUE
	U.S. Government Obligations (97.4%)
	U.S. Treasury Notes
$146,000	11/15/06	3.50%	$148,315,560
142,100	02/15/06	5.625	149,937,810
70,000	11/15/05	5.75	73,576,580
18,000	11/15/04	5.875	18,371,268
210,000	05/15/05	6.75	219,794,610
50,000	05/15/06	6.875	54,144,550
57,800	08/15/04	7.25	58,551,862
80,000	11/15/04	7.875	82,368,800
	Total U.S. Government Obligations (Cost $809,179,293)		805,061,040
	Short-Term Investments (a) (2.1%)
	U.S. Government Obligations
	U.S. Treasury Bills
15,300	06/03/04	0.87	15,298,151
2,200	06/10/04	0.858	2,199,371
	Total Short-Term Investments (Cost $17,498,789)		17,497,522
	Total Investments (Cost $826,678,082) (b)	99.5%	822,558,562
	Other Assets in Excess of Liabilities	0.5	3,679,598
	Net Assets	100.0%	$826,238,160

(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	The aggregate cost for federal income tax purposes is $850,910,626. The aggregate gross unrealized depreciation is $28,352,064.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Statements

Statement of Assets and Liabilities

May 31, 2004

Assets:
Investments in securities, at value (cost $826,678,082)	$822,558,562
Receivable for:
Interest	5,156,953
Investments sold	399,944
Shares of beneficial interest sold	356,910
Prepaid expenses and other assets	38,505
Total Assets	828,510,874
Liabilities:
Payable for:
Shares of beneficial interest redeemed	1,087,981
Investment management fee	247,665
Distribution fee	247,665
Dividends to shareholders	219,203
Accrued expenses and other payables	470,200
Total Liabilities	2,272,714
Net Assets	$826,238,160
Composition of Net Assets:
Paid-in-capital	$880,671,476
Net unrealized depreciation	(4,119,520)
Dividends in excess of net investment income	(23,756,842)
Accumulated net realized loss	(26,556,954)
Net Assets	$826,238,160
Net Asset Value Per Share, 87,509,178 shares outstanding (unlimited shares authorized of $.01 par value)	$9.44

Statement of Operations

For the year ended May 31, 2004

Net Investment Income:
Interest Income	$16,950,878
Expenses
Investment management fee	3,318,552
Distribution fee	2,289,714
Transfer agent fees and expenses	730,760
Registration fees	241,579
Shareholder reports and notices	55,735
Professional fees	38,080
Custodian fees	24,377
Trustees' fees and expenses	19,645
Other	23,737
Total Expenses	6,742,179
Less: expense offset	(2,777)
Net Expenses	6,739,402
Net Investment Income	10,211,476
Net Realized and Unrealized Gain (Loss):
Net realized gain	1,719,789
Net change in unrealized appreciation	(9,780,241)
Net Loss	(8,060,452)
Net Increase	$2,151,024

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED MAY 31, 2004	FOR THE YEAR ENDED MAY 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$10,211,476	$12,973,929
Net realized gain	1,719,789	8,029,414
Net change in unrealized appreciation	(9,780,241)	3,630,886
Net Increase	2,151,024	24,634,229
Dividends to shareholders from net investment income	(42,781,689)	(32,804,696)
Net increase (decrease) from transactions in shares of beneficial interest	(188,299,418)	515,064,282
Net Increase (Decrease)	(228,930,083)	506,893,815
Net Assets:
Beginning of period	1,055,168,243	548,274,428
End of Period
(Including dividends in excess of net investment income of $23,756,842 and $17,497,711, respectively)	$826,238,160	$1,055,168,243

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is current income, preservation of principal and liquidity. The Fund was organized as a Massachusetts business trust on June 4, 1991 and commenced operations on August 13, 1991.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.35% to the net assets of the Fund determined as of the close of each business day.

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2004 continued

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.35% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended May 31, 2004, the annual rate of the distribution fee was 0.24%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended May 31, 2004 aggregated $641,967,238 and $779,881,846, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At May 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $5,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended May 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $6,780. At May 31, 2004, the Fund had an accrued pension liability of $55,654 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2004 continued

6.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED MAY 31, 2004		FOR THE YEAR ENDED MAY 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	58,630,992	$572,228,885	107,513,267	$1,070,260,730
Reinvestment of dividends	3,141,667	30,338,060	2,319,158	23,054,596
	61,772,659	602,566,945	109,832,425	1,093,315,326
Redeemed	(81,256,736)	(790,866,363)	(58,145,741)	(578,251,044)
Net increase (decrease)	(19,484,077)	$(188,299,418)	51,686,684	$515,064,282

7.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED MAY 31, 2004	FOR THE YEAR ENDED MAY 31, 2003
Ordinary income	$42,801,507	$32,699,323

As of May 31, 2004, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income	$602,123
Undistributed long-term gains	—
Net accumulated earnings	602,123
Capital loss carryforward*	(8,816,283)
Post-October losses	(17,592,235)
Temporary differences	(274,857)
Net unrealized depreciation	(28,352,064)
Total accumulated losses	$(54,433,316)

*    As of May 31, 2004, the Fund had a net capital loss carryforward of $8,816,283 of which $332,823 will expire on May 31, 2005, $245,400 will expire on May 31, 2006, $22,291 will expire on May 31, 2007,

Morgan Stanley Limited Duration U.S. Treasury Trust

Notes to Financial Statements May 31, 2004 continued

$861,334 will expire on May 31, 2008, $296,393 will expire on May 31, 2011 and $7,058,042 will expire on May 31, 2012 to offset future capital gains to the extent provided by regulations.

As of May 31, 2004, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales, book amortization of premiums on debt securities and dividend payable and permanent book/tax differences attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $6,270,957, accumulated net realized loss was charged $20,040,125 and dividends in excess of net investment income was credited $26,311,082.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Limited Duration U.S. Treasury Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED MAY 31,
	2004	2003	2002		2001	2000
Selected Per Share Data:
Net asset value, beginning of period	$9.86	$9.91	$9.96		$9.66	$9.90
Income (loss) from investment operations:
Net investment income	0.03	0.25	0.39	(2)	0.56	0.51
Net realized and unrealized gain (loss)	(0.01)	0.08	0.10	(2)	0.30	(0.24)
Total income from investment operations	0.02	0.33	0.49		0.86	0.27
Less dividends from net investment income	(0.44)	(0.38)	(0.54)		(0.56)	(0.51)
Net asset value, end of period	$9.44	$9.86	$9.91		$9.96	$9.66
Total Return†	0.18%	3.40%	5.02%		9.12%	2.83%
Ratios to Average Net Assets:
Expenses	0.71%	0.66%	0.70%		0.74%	0.80	% (1)
Net investment income	1.08%	1.51%	2.87	% (2)	5.66%	5.25%
Supplemental Data:
Net assets, end of period, in thousands	$826,238	$1,055,168	$548,274		$308,197	$267,933
Portfolio turnover rate	71%	85%	77%		236%	255%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Effective June 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change was to decrease net investment income per share by $0.24, increase net realized and unrealized gain or loss per share by $0.24 and decrease the ratio of net investment income to average net assets by 2.38%. The Financial Highlights data presented in this table for prior periods has not been been restated to reflect this change.

See Notes to Financial Statements

Morgan Stanley Limited Duration U.S. Treasury Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Limited Duration U.S. Treasury Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration U.S. Treasury Trust (the "Fund"), including the portfolio of investments, as of May 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration U.S. Treasury Trust as of May 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
July 15, 2004

2004 Federal Tax Notice (unaudited)

Of the Fund's ordinary income dividends paid during the fiscal year ended May 31, 2004, 100% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (71) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Institutional Funds (March 2001-July 2003) and Chief Global Operations Officer of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).

Morgan Stanley Limited Duration U.S. Treasury Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003), and Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

38575RPT-RA04-00334P-Y05/04	MORGAN STANLEY FUNDS
Morgan Stanley Limited Duration U.S. Treasury Trust Annual Report May 31, 2004

Item 2.  Code of Ethics.

(a)     The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2) Not applicable.

        (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES...........................          $ 31,110              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........          $    452(2)           $ 3,364,576(2)
                        TAX FEES...................          $  4,134(3)           $   652,431(4)
                        ALL OTHER FEES.............          $      -              $
              TOTAL NON-AUDIT FEES.................          $  4,586              $ 4,017,007

              TOTAL................................          $ 35,696              $ 4,017,007

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES...........................          $ 31,793              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.........          $  1,341(2)           $ 2,620,902(2)
                        TAX FEES...................          $  4,463(3)           $   302,377(4)
                        ALL OTHER FEES.............          $      -              $   423,095(5)
              TOTAL NON-AUDIT FEES.................          $  5,804              $ 3,346,374

              TOTAL................................          $ 37,597              $ 3,346,374

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                           AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and

                                       7

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                       8

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration U.S. Treasury Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2004

                                       9

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

                                       10

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly) to the detriment of the Fund;

                                       11

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

         o        service or significant business relationships as a director on the board of any public or private company;

         o        accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

         o        any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

         o        a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

         o        Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

         o        each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the

                                       12

                  Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory
                  organizations;

         o        each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

         o        notify the General Counsel promptly if he/she knows or
                  suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

----------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable policies and procedures; notification to
                  appropriate personnel of the investment adviser or its board;
                  or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or
C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

                                       14

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

---------------------------

Date:
     ----------------------

                                       16

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       17

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       18

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited
     Duration U.S. Treasury Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       19

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       20

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Limited
     Duration U.S. Treasury Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       21

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  July 20, 2004

                                          /s/ Francis Smith
                                          Francis Smith
                                          Principal Financial Officer

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Duration U.S. Treasury Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                              /s/ Ronald E. Robison
                                                 ---------------------
                                                 Ronald E. Robison
                                                 Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Duration U.S. Treasury Trust and will be retained by Morgan Stanley Limited Duration U.S. Treasury Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       23

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Limited Duration U.S. Treasury Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended May 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: July 20, 2004                           /s/ Francis Smith
                                              -------------------
                                              Francis Smith
                                              Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Limited Duration U.S. Treasury Trust and will be retained by Morgan Stanley Limited Duration U.S. Treasury Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                       24